Emissions schemes and related environmental plans (Tables)	12 Months Ended
Dec. 31, 2022
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Summary of Cost Environmental Schemes and Related Environmental Plans

	$ million
	2022	2021	2020
ETS and related schemes	493	331	150
Biofuels [A]	2,918	2,609	1,137
Renewable power	594	455	364
Total	4,005	3,395	1,651
[A]Represents the cost of biofuel certificates required for compliance purposes over and above those generated from self-blending activities.

Purchased environmental certificates (presented under Other intangible assets, see Note 11) [A]

Summary of Emission Schemes and Related Environmental Plans

	$ million
	ETS and related schemes	Biofuels	Renewable power	Total
At January 1, 2022	284	2,362	101	2,747
Additions	385	1,485	468	2,338
Settlements	(256)	(2,142)	(398)	(2,796)
Other movements	27	(104)	(11)	(88)
At December 31, 2022	440	1,601	160	2,201
At January 1, 2021	157	780	76	1,013
Additions	292	2,450	405	3,147
Settlements	(115)	(754)	(355)	(1,224)
Other movements	(50)	(114)	(25)	(189)
At December 31, 2021	284	2,362	101	2,747
[A]Relates to environmental certificates held for compliance purposes.

Summary of Obligations

	$ million
	ETS and related schemes		Biofuels	Renewable power	Total
At January 1, 2022
Current	(270)		(3,262)	(273)	(3,805)
Non-current	—		(182)	(29)	(211)
	(270)		(3,444)	(302)	(4,016)
Additions	(1,237)		(2,916)	(637)	(4,790)
Additions covered by government grants	776	[A]			776
Settlements	292		2,456	499	3,247
Other movements	(19)		58	34	73
	(188)		(402)	(104)	(694)

At December 31, 2022
Current	(458)		(3,424)	(350)	(4,232)
Non-current	—		(422)	(56)	(478)
	(458)		(3,846)	(406)	(4,710)
At January 1, 2021
Current	(154)		(1,549)	(290)	(1,993)
Non-current	—		(54)	(6)	(60)
	(154)		(1,603)	(296)	(2,053)
Additions	(781)		(2,756)	(487)	(4,024)
Additions covered by government grants	456	[A]			456
Settlements	150		755	491	1,396
Other movements	59		160	(10)	209
	(116)		(1,841)	(6)	(1,963)

At December 31, 2021
Current	(270)		(3,262)	(273)	(3,805)
Non-current	—		(182)	(29)	(211)
	(270)		(3,444)	(302)	(4,016)
[A]Emission certificates that were allocated free of charge at an equivalent fair value at grant date.